Expense Example - FidelitySAISmall-MidCap500IndexFund-PRO - FidelitySAISmall-MidCap500IndexFund-PRO - Fidelity SAI Small-Mid Cap 500 Index Fund - Fidelity SAI Small-Mid Cap 500 Index Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 5
3 years	35
5 years	71
10 years	$ 178